FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Assets Measured on Recurring Basis

The following table presents the Company’s available-for-sale securities that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fell as of December 31, 2012 and December 31, 2011 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2012

Obligations of U.S. Government agencies	$36,359	$-	$36,359	$-
Municipal securities	98,910	-	98,910	-
Mortgage-backed securities	61,967	-	61,967	-
Corporate obligations	16,187	-	13,519	2,668
Other	970	970	-	-
Total	$214,393	$970	$210,755	$2,668

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2011

Obligations of U.S. Government agencies	$43,673	$-	$43,673	$-
Municipal securities	94,258	-	94,258	-
Mortgage-backed securities	59,330	-	59,330	-
Corporate obligations	14,293	-	12,041	2,252
Other	974	974	-	-
Total	$212,528	$974	$209,302	$2,252

Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information

The following is a reconciliation of activity for assets measured at fair value based on significant unobservable (non-market) information.

(In thousands)	Bank-Issued Trust Preferred Securities

Balance, December 31, 2011	$2,252
Transfers into Level 3	-
Transfers out of Level 3	-
Unrealized income included in comprehensive income	416
Balance, December 31, 2012	$2,668

Fair Value Assets Measured on Nonrecurring Basis

The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2012 and December 31, 2011 (in thousands).

		Fair Value Measurements Using
		Quoted Prices in Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2012

Impaired loans	$3,589	$-	$3,589	$-
Other real estate owned	6,782	-	6,782	-

December 31, 2011

Impaired loans	$5,125	$-	$5,125	$-
Other real estate owned	4,353	-	4,353	-

Financial Instruments with No Distinguishable Fair Value

Management has determined that these instruments do not have a distinguishable fair value and no fair value has been assigned.

	As of December 31, 2012		As of December 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial Instruments:
Assets:
Cash and cash equivalents	$30,877	$30,877	$23,181	$23,181
Securities available-for-sale	214,393	214,393	212,528	212,528
Securities held-to-maturity	8,470	7,055	6,002	6,002
Other securities	3,438	3,438	2,645	2,645
Loans, net	408,970	422,029	383,418	396,905

Liabilities:
Noninterest-bearing deposits	$109,625	$109,625	$107,129	$107,129
Interest-bearing deposits	487,002	487,599	466,265	467,198
Subordinated debentures	10,310	10,310	10,310	10,310
FHLB and other borrowings	36,771	36,771	27,032	27,032